Other general administrative expenses	12 Months Ended
Dec. 31, 2018
Other general administrative expenses
Other general administrative expenses

42.  Other general administrative expenses

a)   Breakdown

The breakdown of Other general administrative expenses is as follows:

	2016	2017	2018

Maintenance, conservation and repair	1,073	1,227	646
Information technology and systems	2,555	2,790	4,820
Stationery and supplies	197	215	227
Advertising and communications	901	968	890
Rents	1,839	1,963	1,120
Administrative services	926	936	503
Taxes other than income tax	1,360	1,454	1,820
Surveillance and cash courier services	699	894	979
Insurance premiums	82	78	75
Travel costs	215	293	364
Other administrative expenses	1,336	1,871	2,851
	11,183	12,689	14,295

b)   Other information

The fees for audit and tax services to the audit of the consolidated financial statements by the respective auditors are as follows:

	2016	2017	2018

Audit fees and audit-related fees (*)	58	72	88
Tax fees	—	1	1
	58	73	89

(*)The audit-related fees amounted to 8 million pesos in 2016, 14 million pesos in 2017 and 7 million pesos in 2018.